Subsequent Events (Details) - shares		12 Months Ended
	Feb. 14, 2020	Dec. 31, 2018
Subsequent Events (Textual)
Number of shares issued in transaction		20,000,000
Subsequent Events [Member]
Subsequent Events (Textual)
Business combination, description	As of the Closing Date and following the completion of the Atlas Business Combination, the Seller and the limited partners (the "Continuing Members") owned an aggregate of 23,974,368 Holdings Units redeemable on a one-for-one basis for shares of Class A common stock. Upon the redemption by any Continuing Member of Holdings Units for shares of Class A common stock, a corresponding number of shares of Class B common stock held by such Continuing Member will be cancelled.
Subsequent Events [Member] | Private Placement Warrants [Member]
Subsequent Events (Textual)
Number of shares issued in transaction	3,750,000
Subsequent Events [Member] | Class A Common Stock [Member]
Subsequent Events (Textual)
Number of shares issued in transaction	1,975,000
Subsequent Events [Member] | Sponsor [Member]
Subsequent Events (Textual)
Cancellation of shares	1,750,000
Subscription Agreement [Member] | Subsequent Events [Member]
Subsequent Events (Textual)
Subsequent events, description	On February 14, 2020, in connection with the Closing, Holdings and GSO COF III AIV-2 LP ("GSO AIV-2") entered into a subscription agreement (the "Subscription Agreement") pursuant to which, GSO AIV-2 purchased 145,000 units of a new class of Series A Senior Preferred Units of Holdings (the "Preferred Units") at a price per Preferred Unit of $978.21 for an aggregate cash purchase price of $141,840,000, which represents a 2.12% original issue discount on the Preferred Units (such purchase, the "GSO Placement").
Support Agreement [Member] | Subsequent Events [Member]
Subsequent Events (Textual)
Subsequent events, description	On February 14, 2020, in connection with the Closing, Boxwood entered into a support agreement (the "Support Agreement") with GSO Entity, pursuant to which, instead of purchasing shares of Class A common stock directly from the Company, GSO Entity purchased 1,000,000 publicly-traded shares of Class A common stock that were withdrawn from redemption, at a price of $10.26 per share (the "Market Purchase"). In connection with the Market Purchase, Boxwood agreed, among other things, (i) to sell to GSO Entity 1,000,000 shares of Class A common stock if the Market Purchase was not consummated in satisfaction of GSO Entity's obligations under the Commitment Letter (ii) to increase the original issue discount on the Preferred Units from 2% to 2.179% and (iii) to provide certain indemnification rights in connection with the Market Purchase.
Credit Agreement [Member] | Subsequent Events [Member]
Subsequent Events (Textual)
Subsequent events, description	The Business Combination, Buyer, as the initial borrower, entered into a senior credit facility (the "Credit Facility") consisting of (i) a $281.0 million senior secured Term Loan and (ii) a $40.0 million senior secured Revolver pursuant to that certain Credit Agreement dated February 14, 2020, as amended by that certain First Amendment dated as of March 30, 2020 and as amended by that certain Second Amendment, dated as of March 31, 2020, by and among Holdings, Buyer, and pursuant to the Business Combination, Atlas Intermediate, which became the new borrower by operation of law and as further provided in Section 9.19 of such Credit Agreement, the lenders party thereto, the issuing banks party thereto and Macquarie Capital Funding LLC, as administrative agent and swing line lender (the "Credit Agreement").